UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Shares		Value
Common Stocks
Chemicals – 0.0%
GEO Specialty Chemicals, Inc.(a)(b)		39,151	$15,030
Wellman Holdings, Inc.(a)		2,206	7,170
Wellman Holdings, Inc. (acquired 1/30/09, cost $700)(a)(c)		3,000	9,750

			31,950

Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd.(a)(b)		268,109	830,187

Total Common Stocks – 0.1%			862,137

	Par (000)
Corporate Bonds
Aerospace & Defense – 0.3%
AWAS Aviation Capital Ltd.,
7.00%, 10/15/16(b)	USD	2,356	2,444,558

Airlines – 0.1%
Air Canada,
9.25%, 8/01/15(b)		1,010	1,049,137

Chemicals – 0.5%
Wellman Holdings, Inc.:
5.00%, 1/29/19(d)		2,440	1,732,365
10.00%, 1/29/19(b)		2,000	2,780,000

			4,512,365

Commercial Banks – 1.0%
CIT Group, Inc.:
7.00%, 5/01/14		123	124,681
7.00%, 5/01/16		990	993,712
7.00%, 5/01/17		7,270	7,296,998

			8,415,391

Computers & Peripherals – 0.1%
CDW LLC/CDW Finance Corp.,
8.00%, 12/15/18(b)		1,095	1,174,387

Containers & Packaging – 0.2%
Berry Plastics Corp.,
8.25%, 11/15/15		1,700	1,823,250

Diversified Financial Services – 1.5%
Ally Financial, Inc.,
2.51%, 12/01/14(e)		5,475	5,393,395
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16		5,925	6,087,937
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
6.88%, 2/15/21(b)		930	959,063

			12,440,395

Diversified Telecommunication Services – 0.6%
Digicel Group Ltd.,
8.88%, 1/15/15(b)		1,250	1,287,500
ITC Deltacom, Inc.,
10.50%, 4/01/16		720	777,600
Qwest Communications International, Inc.:
Series B, 7.50%, 2/15/14		748	758,285
8.00%, 10/01/15		2,425	2,655,375

			5,478,760

Electric Utilities – 1.1%
Energy Future Holdings Corp.,
10.00%, 1/15/20		2,100	2,273,582
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		5,950	6,471,565
Ipalco Enterprises, Inc.,
7.25%, 4/01/16(b)		300	336,750

			9,081,897

Health Care Providers & Services – 0.2%
HCA, Inc.,
7.25%, 9/15/20		1,695	1,847,550

Hotels, Restaurants & Leisure – 0.2%
MGM Resorts International:
10.38%, 5/15/14		100	115,500
11.13%, 11/15/17		1,305	1,513,800

			1,629,300

Household Durables – 0.4%
Beazer Homes USA, Inc.,
12.00%, 10/15/17		2,700	3,051,000

Independent Power Producers & Energy Traders – 0.6%
Calpine Corp.,
7.50%, 2/15/21(b)		500	520,000
NRG Energy, Inc.,
7.63%, 1/15/18(b)		4,295	4,337,950

			4,857,950

Media – 0.9%
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17		885	964,650
Clear Channel Worldwide Holdings, Inc.,
Series B, 9.25%, 12/15/17		3,740	4,085,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
8.13%, 12/01/17(b)		2,000	2,125,000

			7,175,600

Metals & Mining – 0.5%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/01/15(b)		1,690	1,757,600
Novelis, Inc.,
8.38%, 12/15/17		1,995	2,174,550

			3,932,150

Multiline Retail – 0.0%
Dollar General Corp.,
10.63%, 7/15/15		300	318,750

Oil, Gas & Consumable Fuels – 0.5%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		1,575	1,584,844
6.25%, 6/01/21		1,970	2,004,475
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
9.00%, 4/01/15(b)		664	720,440

			4,309,759

Portfolio Abbreviations

To simplify the listings of portfolio holdings	AKA	Also known as	FKA	Formerly known as
in the Schedule of Investments, the names	CAD	Canadian Dollar	GBP	British Pound
and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro	USD	US Dollar

BLACKROCK FUNDS II	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Pharmaceuticals – 0.3%
Omnicare, Inc.:
6.88%, 12/15/15	USD	200	$205,500
7.75%, 6/01/20		265	284,544
Valeant Pharmaceuticals International,
6.50%, 7/15/16(b)		1,935	1,925,325

			2,415,369

Software – 0.3%
First Data Corp.,
7.38%, 6/15/19(b)		2,310	2,350,425

Wireless Telecommunication Services – 0.6%
Cricket Communications, Inc.,
7.75%, 5/15/16		4,350	4,621,875
Nextel Communications, Inc., Series E,
6.88%, 10/31/13		325	327,844

			4,949,719

Total Corporate Bonds – 9.9%			83,257,712

Floating Rate Loan Interests(e)
Advertising – 0.8%
Affinion Group, Inc., Tranche B Term Loan,
5.00%, 10/09/16		6,441	6,441,050

Aerospace & Defense – 2.2%
Sequa Corp., Term Loan,
3.50% – 3.56%, 12/03/14		8,955	8,840,368
The SI Organization, Inc., New Tranche B Term Loan,
4.50%, 11/22/16		3,741	3,758,580
TransDigm, Inc., Term Loan (First Lien),
4.00%, 2/14/17		3,915	3,929,869
Wesco Aircraft Hardware Corp., Tranche B Term Loan,
4.25%, 4/07/17		2,064	2,079,480

			18,608,297

Airlines – 1.2%
AWAS Finance Luxembourg S.à r.l., Loan,
7.75%, 6/10/16		2,351	2,396,082
Delta Air Lines, Inc., Term Loan,
5.50%, 4/20/17		8,000	7,915,000

			10,311,082

Auto Components – 0.4%
Allison Transmission, Inc., Term Loan,
2.96%, 8/07/14		2,122	2,105,862
UCI International, Inc. (United Components), Term Loan,
5.50%, 7/26/17		1,421	1,431,506

			3,537,368

Automobiles – 0.9%
Ford Motor Co.:
Tranche B-1 Term Loan, 2.95%, 12/15/13		1,052	1,051,788
Tranche B-2 Term Loan, 2.95%, 12/15/13		1,084	1,082,860
KAR Auction Services, Inc., Term Loan , 5.00%, 5/19/17		5,650	5,666,950

			7,801,598

Biotechnology – 0.3%
Grifols, Inc., U.S. Tranche B Term Loan,
4.25%, 10/01/16		2,045	2,060,763

Building Products – 2.1%
Armstrong World Industries, Inc., Term Loan B-1,
4.00%, 3/10/18		2,825	2,830,885
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/28/16		7,712	7,758,837
Tronox Worldwide LLC, Term Loan (Exit),
7.00%, 10/21/15		6,883	6,931,501

			17,521,223

Capital Markets – 0.2%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Loan,
7.50%, 12/31/13		1,784	1,786,788

Chemicals – 4.4%
AZ Chem U.S., Inc., New Term Loan,
4.75% – 5.50%, 11/21/16		2,265	2,274,752
Chemtura Corp., Term Facility,		3,425	3,442,125
5.50%, 8/29/16
CPG International I, Inc., Term Loan,
6.00%, 2/18/17		4,364	4,372,245
General Chemical Corp., New Tranche B Term Loan,
5.00% – 5.75%, 10/06/15		5,127	5,131,638
Momentive Performance Materials (FKA Blitz 06-103 GMBH):
Tranche B – 1B Term Loan, 3.75%, 5/05/15		1,217	1,204,054
Tranche B – 2B Term Loan, 4.69%, 5/05/15	EUR	768	1,088,517
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien),
3.45% – 3.53%, 7/30/14	USD	3,164	3,086,654
Rockwood Specialties Group, Inc., Term Loan,
3.75%, 2/09/18		3,102	3,122,307
Styron S.à r.l., Term Loan,
6.00%, 8/02/17		6,733	6,769,194
Univar, Inc., Term B Loan,
5.00%, 6/30/17		6,565	6,561,356

			37,052,842

Commercial Services & Supplies – 8.6%
Acosta, Inc., Term B Loan,
4.75%, 3/01/18		5,050	5,055,050
Altegrity, Inc. (FKA U.S. Investigations Services, Inc.):
Term Loan, 3.06%, 2/21/15		997	983,695
Tranche D Term Loan, 7.75%, 2/21/15		2,581	2,601,467
Aramark Corp.:
LC-1 Facility, 0.04% – 2.03%, 1/26/14		10	9,989
LC-2 Facility, 0.04% – 3.40%, 7/26/16		25	24,644
U.S. Term B Loan, 3.56%, 7/26/16		375	374,731
U.S. Term Loan, 2.18%, 1/26/14		126	124,001
Ceridian Corp., U.S. Term Loan,
3.19%, 11/09/14		3,904	3,794,900
Coinmach Service Corp., Term Loan,
3.24% – 3.26%, 11/14/14		5,477	5,271,773
Diversey, Inc. (FKA JohnsonDiversey, Inc.), Tranche B Dollar Loan,
4.00%, 11/24/15		860	861,991
DynCorp International, Inc., Term Loan,
6.25%, 7/07/16		2,672	2,685,390
Getty Images, Inc., Initial Term Loan,
5.25%,11/07/16		5,550	5,581,023
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Tranche B Term Loan,
2.69% – 2.81%, 6/30/14		2,313	2,142,545
Infogroup Inc., Term B Loan,
5.75%, 5/26/18		2,265	2,248,013
Laureate Education, Inc.:
Closing Date Term Loan, 3.52%, 8/15/14		5,679	5,630,875
Delayed Draw Term Loan, 3.52%, 8/15/14		850	843,084
Series A New Term Loan, 7.00%, 8/15/14		4,111	4,121,073
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		3,550	3,548,892

2	BLACKROCK FUNDS II	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(e)
Commercial Services & Supplies (concluded)
Protection One, Inc., Term Loan,
6.00%, 6/04/16	USD	1,360	$1,361,898
Quad/Graphics, Inc., Term Loan,
5.50%, 7/02/16		2,462	2,460,174
Safway Services LLC, First Out Tranche Loan,
9.00%, 12/18/17		1,500	1,500,000
Scitor Corp., Term Loan,
5.00%, 2/15/17		1,918	1,917,625
Synagro Technologies, Inc., Term Loan (First Lien),
2.20%, 4/02/14		3,070	2,895,254
The Hertz Corp., Tranche B Term Loan,
3.75%, 3/11/18		1,475	1,474,991
The ServiceMaster Co.:
Closing Date Loan, 2.72% – 2.81%, 7/24/14		4,422	4,313,490
Delayed Draw Term Loan, 2.70%, 7/24/14		440	429,559
Tomkins LLC/Tomkins, Inc. (FKA Pinafore LLC/Pinafore, Inc.), Term B-1 Loan,
4.25%, 9/29/16		7,683	7,701,110
Visant Corp. (FKA Jostens), Tranche B Term Loan(2011),
5.25%, 12/22/16		2,540	2,538,800

			72,496,037

Communications Equipment – 0.8%
Commscope, Inc., Term Loan,
5.00%, 1/14/18		6,400	6,432,335

Computers & Peripherals – 0.8%
CDW LLC (FKA CDW Corp.):
Extended Term Loan, 4.50%, 7/15/17		2,798	2,789,054
Non-Extended Term Loan, 3.95%, 10/10/14		3,882	3,869,598

			6,658,652

Consumer Finance – 0.7%
Trans Union LLC, Replacement Term Loan,
4.75%, 2/10/18		6,218	6,239,485

Containers & Packaging – 0.5%
Anchor Glass Container Corp., Term Loan (First Lien),
6.00%, 3/02/16		135	135,508
Berry Plastics Holding Corp., Term C Loan,
2.23% – 2.26%, 4/03/15		910	874,313
Graham Packaging Co. LP:
C Term Loan, 6.75%, 4/05/14		705	707,041
D Term Loan, 6.00%, 9/23/16		2,687	2,693,947

			4,410,809

Diversified Financial Services – 7.1%
CIT Group, Inc., Tranche 3 Term Loan,
6.25%, 8/11/15		7,719	7,792,597
Delos Aircraft, Inc., Term Loan
2, 7.00%, 3/17/16		3,798	3,804,860
Fifth Third Processing Solutions LLC, Term B-1 Loan (First Lien),
4.50%, 11/03/16		3,993	3,994,177
HarbourVest Partners LP, Term Loan,
6.25%, 12/19/16		3,175	3,191,048
Hawker Beechcraft Acquisition Co. LLC:
LC Facility Deposit, 0.21% – 2.10%, 3/26/14		157	137,983
Term Loan, 2.19% – 2.31%, 3/26/14		2,615	2,295,409
International Lease Finance Corp. (Delos Aircraft, Inc.), Term Loan 1,
6.75%, 3/17/15		175	175,406
iPayment, Inc., Term Loan,		2,770	2,782,695
5.75%, 5/08/17
Marsico Parent Co. LLC, Term Loan,
5.25% – 5.31%, 12/15/14		746	570,937
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C Term Loan,	EUR	932	1,313,887
3.43%, 4/11/14
Mattamy Funding Partnership, Loan,
2.56%, 4/11/13	USD	386	372,776
MSCI, Inc., Term B-1 Loan,		2,249	2,262,572
3.75%, 3/14/17
Navistar Financial Corp., Term Loan,
4.50%,12/16/12		2,089	2,086,782
Nuveen Investments, Inc.:
Extended First-Lien Term Loan, 5.76% – 5.81%, 5/13/17		5,496	5,517,478
Non-Extended First-Lien Term Loan, 3.27% – 3.31%, 11/13/14		2,329	2,289,693
Reynolds Group Holdings, Inc., U.S. Term Loan 2011,		8,897	8,891,455
4.25%, 2/09/18
Springleaf Financial Funding Co. (FKA American General Finance Corp.), New Term Loan,
5.50%, 5/10/17		12,200	12,180,944

			59,660,699

Diversified Telecommunication Services – 7.0%
Atlantic Broadband Finance LLC, Tranche B Term Loan,
4.00%, 3/08/16		1,995	1,998,319
Avaya, Inc.:
Term B-1 Loan, 3.01%, 10/24/14		2,851	2,750,371
Term B-3 Loan, 4.76%, 10/26/17		4,646	4,521,894
Bresnan Broadband Holdings LLC, Term B Loan,
4.50%, 12/14/17		6,832	6,858,273
Digicel International Finance Ltd., U.S. Term Loan (Non Rollover),
2.81%, 3/30/12		1,198	1,177,516
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15		3,476	3,565,267
Integra Telecom Holdings, Inc., Term Loan,
9.25% – 9.50%, 4/15/15		2,209	2,214,118
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan,
5.25%, 4/02/18		17,700	17,800,784
Knology, Inc., Term B Loan,		3,167	3,163,104
4.00%, 8/18/17
Level 3 Financing, Inc.:
Tranche A Term Loan, 2.53%, 3/13/14		6,025	5,890,377
Tranche B Term Loan, 11.50%, 3/13/14		625	662,500
Telcordia Technologies, Inc., Term Loan,
6.75%, 4/30/16		369	368,594
Telesat Canada:
U.S. Term I Loan, 3.20%, 10/31/14		2,247	2,235,145
U.S. Term II Loan, 3.20%, 10/31/14		193	191,992
U.S. Telepacific Corp., Term Loan Advance,
5.75%, 2/23/17		4,125	4,106,437
West Corp.:
Term B-4 Loan, 4.52% – 4.71%, 7/15/16		816	817,477
Term B-5 Loan, 4.52% – 4.71%, 7/15/16		541	542,129

			58,864,297

Electric Utilities – 0.8%
Mach Gen LLC, Synthetic L/C Loan (First Lien),
0.06% – 2.25%, 2/22/13		69	63,984
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending),
4.71% – 4.77%, 10/10/17		8,636	6,813,469

			6,877,453

Electronic Equipment, Instruments & Components – 0.8%
Aeroflex, Inc., Tranche B Term Loan,
4.25%, 5/09/18		6,000	6,000,000
Flextronics International Ltd.:
A Closing Date Loan, 2.44% – 2.46%, 10/01/14		248	245,591

BLACKROCK FUNDS II	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(e)
Electronic Equipment, Instruments & Components (concluded)
A-2 Delayed Draw Loan, 2.44%, 10/01/14	USD	34	$33,920
A-3 Delayed Draw Loan, 2.46%, 10/01/14		40	39,573

			6,319,084

Energy Equipment & Services – 0.5%
Equipower Resources Holdings LLC, Term B Facility,
5.75%, 1/26/18		4,375	4,391,406

Food & Staples Retailing – 2.1%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1,
0.00% – 3.59%, 7/06/15	GBP	2,925	4,691,354
Dunkin’ Brands, Inc., Term B-2 Loan,
4.25%, 11/23/17	USD	6,166	6,169,353
U.S. Foodservice, Inc.:
Term Loan 2011, 5.75%, 3/31/17		2,385	2,345,249
Term Loan, 2.70%, 7/03/14		4,753	4,499,883

			17,705,839

Food Products – 3.9%
Del Monte Foods Co., Initial Term Loan,
4.50%, 3/08/18		14,785	14,780,284
Dole Food Co., Inc., Tranche B-1 Term Loan,
5.00% – 5.50%, 3/02/17		789	792,771
Green Mountain Coffee Roasters, Inc., Term B Facility,
5.50%, 12/16/16		722	722,724
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility,
4.25%, 2/25/18		2,814	2,823,095
Pierre Foods, Inc., Loan (First Lien),
7.00%, 9/30/16		6,993	7,030,497
Pinnacle Foods Finance LLC, Tranche D Term Loan,
6.00%, 4/02/14		2,182	2,203,983
Solvest Ltd. (Dole), Tranche C-1 Term Loan,
5.00% – 5.50%, 3/02/17		1,962	1,970,457
WM. Bolthouse Farms, Inc., Term Loan (First Lien),
5.50% – 5.75%, 2/11/16		2,036	2,043,293

			32,367,104

Health Care Equipment & Supplies – 0.6%
Biomet, Inc., Dollar Term Loan,
3.31%, 3/25/15		785	780,188
ConvaTec, Inc., Dollar Term Loan,
5.75%, 12/22/16		2,643	2,649,983
DJO Finance LLC (ReAble Therapeutics Fin LLC), Term Loan,
3.19%, 5/20/14		1,600	1,588,043

			5,018,214

Health Care Providers & Services – 3.5%
CHS/Community Health Systems, Inc.:
Extended Term Loan, 3.69% – 3.75%, 1/25/17		1,493	1,455,046
Non-Extended Delayed Draw Term Loan, 2.44% – 2.50%, 7/25/14		166	160,141
Non-Extended Term Loan, 2.44% – 2.50%, 7/25/14		3,220	3,110,035
DaVita, Inc., Tranche B Term Loan,
4.50%, 10/20/16		3,441	3,460,733
Drumm Investors LLC (AKA Golden Living), Term Loan,
5.00%, 5/04/18		4,400	4,329,600
Emergency Medical Services Corp., Initial Term Loan,
5.25%, 5/25/18		4,700	4,689,091
HCA, Inc.:
Tranche B-2 Term Loan, 3.56%, 3/31/17		825	819,844
Tranche B-3 Term Loan, 3.56%, 5/01/18	USD	150	148,406
Iasis Healthcare LLC, Term B Loan,
5.00%, 5/03/18		5,400	5,404,050
Renal Advantage Holdings, Inc., Tranche B Term Loan,
5.75%, 12/17/16		2,693	2,708,400
Vanguard Health Holding Co. II LLC (Vanguard Health System, Inc.), Initial Term Loan,
5.00%, 1/29/16		2,793	2,791,705

			29,077,051

Health Care Technology – 0.7%
IMS Health, Inc., Tranche B Dollar Term Loan (2011),
4.50%, 8/26/17		3,841	3,848,121
MedAssets, Inc., Term Loan,
5.25%, 11/16/16		2,299	2,311,140

			6,159,261

Hotels, Restaurants & Leisure – 6.7%
Ameristar Casinos, Inc., B Term Loan,
4.00%, 4/16/18		3,350	3,364,335
Caesar’s Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.27%, 1/28/15		650	604,861
Term B-2 Loan, 3.19% – 3.27%, 1/28/15		1,210	1,125,905
Term B-3 Loan, 3.24% – 3.31%, 1/28/15		17,190	15,995,858
Term B-4 Loan, 9.50%, 10/31/16		1,089	1,154,714
Gateway Casinos & Entertainment Ltd., Tranche B Term Advance,
6.50%, 11/02/15	CAD	4,056	4,196,546
Penn National Gaming, Inc., Term Loan B,
1.94% – 2.02%, 10/03/12	USD	4,312	4,295,705
Pilot Travel Centers LLC, Initial Tranche B Term Loan,
4.25%, 3/30/18		3,220	3,231,070
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan,
4.00%, 8/17/17		6,056	6,076,829
Six Flags Theme Parks, Inc., Tranche B Term Loan,
5.25%, 6/30/16		6,152	6,195,502
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche B Dollar Term Loan, 4.74%, 8/21/15		119	114,627
Tranche S Term Loan, 4.81%, 8/23/15		31	29,605
Universal City Development Partners Ltd., Term Loan,
5.50%, 11/06/14		2,441	2,455,059
VML U.S. Finance LLC (AKA Venetian Macau):
New Project Term Loan, 4.70%, 5/28/13		2,921	2,913,003
Term B Delayed Draw Project Loan, 4.70%, 5/25/12		1,032	1,031,170
Term B Funded Project Loan, 4.70%, 5/27/13		3,114	3,110,988

			55,895,777

Independent Power Producers & Energy Traders – 1.7%
Calpine Corp., Term Loan,		9,825	9,844,650
4.50%, 4/01/18
The AES Corp., Initial Term Loan,
4.25%, 5/23/18		4,750	4,745,549

			14,590,199

Insurance – 0.4%
CNO Financial Group, Inc., B-1 Loan,
6.25%, 9/30/16		3,532	3,538,289

IT Services – 0.5%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
4.00%, 8/03/17		4,400	4,419,642

4	BLACKROCK FUNDS II	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(e)
Machinery – 1.0%
BakerCorp International, Inc., (FKA B-Corp Holdings, Inc.), Term Loan B,
0.00%, 5/17/18	USD	2,600	$2,606,500
Sensata Technology BV/Sensata Technology Finance Co. LLC, Term Loan,
4.00%, 5/12/18		5,780	5,788,427

			8,394,927

Marine – 0.1%
Horizon Lines LLC, Term Loan,
6.06%, 8/08/12		396	391,175

Media – 8.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.44%, 7/03/14		8,185	7,620,760
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,269	1,269,875
Cequel Communications LLC, Term Loan,
2.21% – 4.25%, 11/05/13		1,550	1,541,727
Charter Communications Operating LLC:
Term B-2 Loan, 7.25%, 3/06/14		38	38,594
Term C Loan, 3.56%, 9/06/16		6,530	6,533,067
Clear Channel Communications, Inc., Tranche B Term Loan,
3.84%, 1/29/16		6,730	5,882,208
Gray Television, Inc., Term B Loan,
0.00%, 2/31/14		2,950	2,926,801
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan,
6.03%, 6/12/14		3,197	3,012,234
Mediacom Illinois LLC (FKA Mediacom Communications LLC), Tranche D Term Loan,
5.50%, 3/31/17		2,247	2,252,260
Newsday LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		800	850,000
Floating Rate Term Loan, 6.53%, 8/01/13		2,500	2,568,750
Nielsen Finance LLC, Class B Dollar Term Loan,
3.96%, 5/02/16		5,582	5,581,776
Sinclair Television Group, Inc., New Tranche B Term Loan,
4.00%, 10/28/16		1,887	1,886,574
Springer Science+Business Media SA, Facility A1,
0.00% – 6.75%, 7/21/16	EUR	3,400	4,917,396
Sunshine Acquisition Ltd. (AKA HIT Entertainment), Term Facility,
5.52%, 6/01/12	USD	3,579	3,535,356
TWCC Holding Corp., Term Loan (2011),
4.25%, 2/11/17		4,688	4,713,646
Univision Communications, Inc., Extended First-Lien Term Loan,
4.44%, 3/31/17		6,353	6,134,172
UPC Financing Partnership:
Facility T, 3.71%, 12/30/16		300	300,238
Facility U, 0.00% – 5.24%, 12/31/17	EUR	4,361	6,262,683

			67,828,117

Metals & Mining – 2.6%
Novelis, Inc., Term Loan,
4.00%, 3/10/17	USD	7,751	7,782,066
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan,
4.00%, 4/02/18		13,690	13,717,996

			21,500,062

Multiline Retail – 0.4%
Dollar General Corp., Tranche B-2 Term Loan,
2.94% – 2.95%, 7/07/14		505	503,735
Hema Holding BV:
Facility B, 3.25%, 7/06/15	EUR	861	1,230,407
Facility C, 4.00%, 7/05/16		861	1,230,407
Rite Aid Corp., Tranche 2 Term Loan,
1.95% – 1.96%, 6/04/14	USD	170	162,439

			3,126,988

Oil, Gas & Consumable Fuels – 1.8%
CCS Income Trust, Term B Loan,
0.00%, 11/14/14		4,430	4,242,199
MEG Energy Corp., Initial Term Loan,
4.00%, 3/18/18		6,950	6,964,115
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/30/15		3,500	3,552,500

			14,758,814

Personal Products – 0.2%
NBTY, Inc., Term B-1 Loan,
4.25%, 10/01/17		2,043	2,041,274

Pharmaceuticals – 2.2%
Axcan Intermediate Holdings, Inc., Term Loan,
5.50%, 2/10/17		4,624	4,600,818
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Replacement Term B Loan, 4.75%, 8/04/16		4,485	4,491,856
Term B-1 Loan, 4.75%, 8/04/16		765	762,838
Quintiles Transnational Corp., Term B Loan,
5.00%, 5/25/18		4,000	3,972,500
Warner Chilcott Corp.:
Term B-1 Loan, 4.25%, 3/15/18		2,240	2,244,187
Term B-2 Loan, 4.25%, 3/15/18		1,120	1,122,093
Term B-3 Loan, 4.25%, 3/15/18		1,540	1,542,878

			18,737,170

Real Estate Investment Trusts (REITs) – 0.7%
iStar Financial, Inc., Tranche A-1 Loan,
5.00%, 6/28/13		5,897	5,866,803

Real Estate Management & Development – 1.7%
Realogy Corp.:
Extended Synthetic Commitment, 0.04% – 4.40%, 10/10/16		1,140	1,060,007
Extended Term Loan, 4.52%, 10/10/16		14,043	13,052,674

			14,112,681

Semiconductors & Semiconductor Equipment – 0.6%
Freescale Semiconductor, Inc., Extended Maturity Term Loan,
4.46%, 12/01/16		2,709	2,697,906
Microsemi Corp., New Term Loan,
4.00%, 11/02/17		2,364	2,369,985

			5,067,891

Software – 3.2%
First Data Corp.:
2018 Dollar Term Loan, 4.19%, 3/24/18		16,184	15,094,895
Non Extending B-1 Term Loan, 2.94%, 9/24/14		523	489,069
Non Extending B-2 Term Loan, 2.94%, 9/24/14		1,176	1,099,439
Non Extending B-3 Term Loan, 2.94%, 9/24/14		418	390,332
Interactive Data Corp., Term B Loan,
4.75%, 2/11/18		6,125	6,140,276

BLACKROCK FUNDS II	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Floating Rate Loan Interests(e)
Software (concluded)
Rovi Solutions Corp./Rovi Guides, Inc., Tranche B Loan,
4.00% – 5.25%, 2/07/18	2,200	$2,211,000
Vertafore, Inc., Term Loan (First Lien),
5.25%, 7/29/16	1,611	1,617,004

		27,042,015

Software & Services – 0.1%
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B U.S. Term Loan,
3.86% – 3.89%, 2/28/16	707	706,814

Specialty Retail – 3.3%
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan,
6.00%, 11/05/16	3,027	3,027,413
General Nutrition Centers, Inc., Tranche Term Loan,
4.25%, 3/02/18	5,494	5,497,870
J. Crew Group, Inc., Loan,
4.75%, 3/07/18	2,295	2,249,818
Jo-Ann Stores, Inc., Loan,
4.75%, 3/19/18	2,000	1,978,500
Michaels Stores, Inc.:
B-1 Term Loan, 2.56%, 10/31/13	755	744,583
B-2 Term Loan, 4.81%, 7/31/16	1,495	1,498,201
PetCo Animal Supplies, Inc., New Loan,
4.50%, 11/24/17	5,595	5,590,154
The Gymboree Corp., Term Loan,
5.00%, 2/23/18	1,340	1,313,264
Toys ‘R’ Us-Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16	4,970	4,976,739
Term B-2 Loan, 5.25%, 5/25/18	800	793,192

		27,669,734

Textiles, Apparel & Luxury Goods – 0.2%
Burlington Coat Factory Warehouse Corp., Term B Loan,
6.25%, 2/23/17	1,571	1,570,277
Phillips-Van Heusen Corp., U.S.Tranche B Term Loan,
3.50%, 5/06/16	344	348,123

		1,918,400

Wireless Telecommunication Services – 0.5%
MetroPCS Wireless, Inc.:
Tranche B-2 Term Loan, 4.07%, 11/03/16	620	620,173
Tranche B-3 Term Loan, 4.00%, 3/19/18	3,242	3,227,017
Vodafone Americas Finance 2, Inc., Initial Loan,
6.88%, 8/11/15	259	266,597

		4,113,787

Total Floating Rate Loan Interests – 86.9%		729,519,296

	Beneficial Interest (000)
Other Interests(f)(g) – 0.3%
Diversified Financial Services – 0.3%
J.G. Wentworth	1	2,241,829

	Shares
Warrants(h)
Media – 0.0%
NV Broadcasting LLC (issued 3/21/11, Expires 9/30/14, strike price $25)	7,419	74
NV Broadcasting LLC (issued 3/21/11, Expires 9/30/14, strike price $29.40)	41,217	412

Total Warrants – 0.0%		486

Total Long-Term Investments (Cost – $825,888,948) – 97.2%		815,881,460

Short-Term Securities

	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(i)(j)	70,009,734	70,009,734

Total Short-Term Securities (Cost – $70,009,734) – 8.3%		70,009,734

Total Investments (Cost – $895,898,682*) – 105.5%		885,891,194
Liabilities in Excess of Other Assets – (5.5)%		(46,441,173)

Net Assets – 100.0%		$839,450,021

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$895,898,801

Gross unrealized appreciation	$12,774,045
Gross unrealized depreciation	(22,781,652)

Net unrealized depreciation	$(10,007,607)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale. As of report date the Fund held 0.00% of its net assets, with a current value of $9,750 and an original cost of $700, in this security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g)	The investment is held by a wholly-owned taxable subsidiary of the Fund.

(h)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2010	Net Activity	Shares held at May 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,517,896	56,491,838	70,009,734	$374	$47,604

(j)	Represents the current yield as of report date.

6	BLACKROCK FUNDS II	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	209,625	CAD	202,500	Citibank, N.A.	7/07/11	$819
USD	3,203,784	CAD	3,079,500	Citibank, N.A.	7/07/11	28,391
USD	6,036,322	GBP	3,696,500	Deutsche Bank AG	7/07/11	(41,496)
USD	704,644	EUR	475,500	Deutsche Bank AG	7/27/11	21,324
USD	14,447,201	EUR	9,938,500	UBS AG	7/27/11	165,037

Total						$174,075

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$830,187	–	$31,950	$862,137
Corporate Bonds	–	$78,745,347	4,512,365	83,257,712
Floating Rate Loan Interests	–	703,981,236	25,538,060	729,519,296
Other Interests	–	–	2,241,829	2,241,829
Warrants	–	–	486	486
Short-Term Securities	70,009,734	–	–	70,009,734
Unfunded Loan Commitments	–	2,564,647	–	2,564,647

Total	$70,839,921	$785,291,230	$32,324,690	$888,455,841

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$215,571	–	$215,571
Liabilities:
Foreign currency exchange contracts	–	(41,496)	–	(41,496)

Total	–	$174,075	–	$174,075

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument.

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Balance, as of September 30, 2010	–	–	$8,173,951	$8,173,951
Accrued discounts/premiums	–	$(329,070)	42,700	(286,370)
Net realized gain (loss)	–	–	40,722	40,722
Net change in unrealized appreciation/depreciation[2]	$(14,144)	(12,720,189)	(1,330,000)	(14,064,333)
Purchases	46,094	17,561,624	26,067,332	43,675,050
Sales	–	–	(4,057,236)	(4,057,236)
Transfers in3	–	–	2,248,820	2,248,820
Transfers out[3]	–	–	(5,648,229)	(5,648,229)

Balance, as of May 31, 2011	$31,950	$4,512,365	$25,538,060	$30,082,375

	Other Interests	Warrants	Total
Assets:
Balance, as of September 30, 2010	–	–	–
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[2]	$(4,216,851)	$(16,963)	$(4,233,814)
Purchases	6,458,680	17,449	6,476,129
Sales	–	–	–
Transfers in3	–	–	–
Transfers out[3]	–	–	–

Balance, as of May 31, 2011	$2,241,829	$486	$2,242,315

BLACKROCK FUNDS II	MAY 31, 2011	7

Schedule of Investments (concluded)	BlackRock Floating Rate Income Portfolio

[2]	The change in unrealized appreciation/depreciation on investments still held at May 31, 2011 was $(18,301,707).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

8	BLACKROCK FUNDS II	MAY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: July 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: July 26, 2011